INCOME TAXES (Tax Holiday) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Tax holiday aggregate amount	$ (16,860,720)	$ (10,266,362)	$ (9,089,241)
Earnings Per Share, Basic [Member]
Income Tax Holiday [Line Items]
Tax holiday per share effect	$ (0.12)	$ (0.07)	$ (0.06)
Earnings Per Share, Diluted [Member]
Income Tax Holiday [Line Items]
Tax holiday per share effect	$ (0.11)	$ (0.07)	$ (0.06)